Description of Organization and Business Operations (Details) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 17, 2021	Apr. 30, 2023	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Description of Organization and Business Operations (Details) [Line Items]
Generating gross proceeds			$ 3,351,000
Transaction costs			$ 7,600,000	$ 7,600,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Common stock exchange ratio price (in Dollars per share)				$ 10.31
Multi-year contract			$ 149,000,000	$ 149,000,000
Clearance amount				55,000,000
Received amount		$ 4,000,000
Cash			7,300,000	7,300,000	$ 14,200,000
Accumulated deficit			(29,242,000)	(29,242,000)	(11,934,000)
Additional funding amount			$ 149,000,000	149,000,000
Aggregated funding options				250,000,000
Potential fund				$ 101,000,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of warrant (in Shares)	8,433,333
Public Share [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock shares issued (in Shares)				280,485
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock shares issued (in Shares)				280,485
Common stock, par value (in Dollars per share)			0.0001	$ 0.0001
Class B Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock shares issued (in Shares)				6,325,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Rosecliff Acquisition Corp I [Member]
Description of Organization and Business Operations (Details) [Line Items]
Generating gross proceeds					7,060,000
Transaction costs					14,373,127
Cash underwriting fees					5,060,000
Deferred underwriting fees					8,855,000
Other offering costs					$ 458,127
Public per share price (in Dollars per share)					$ 10
Net tangible assets					$ 5,000,001
Aggregate of public shares					15.00%
Business combination redeem percentage					100.00%
Dissolution expenses					$ 100,000
Trust account, description					In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable; provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Operating bank account					$ 785,038
Working capital deficit					2,847,001
Issuance of private palcement						$ 7,060,000
Cash					785,038	769,432
Accumulated deficit					$ (12,096,835)	$ (20,825,430)
Rosecliff Acquisition Corp I [Member] | IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock shares issued (in Shares)	25,300,000
Sale of warrant (in Shares)					4,706,667
Net proceeds of sale	$ 253,000,000
Net proceeds of sale price per share (in Dollars per share)	$ 10
Public offering price per unit (in Dollars per share)					$ (10)
Rosecliff Acquisition Corp I [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock shares issued (in Shares)	3,300,000
Sale of stock shares price (in Dollars per share)	$ 10
Generating gross proceeds	$ 253,000,000
Rosecliff Acquisition Corp I [Member] | Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock shares price (in Dollars per share)					1.5
Rosecliff Acquisition Corp I [Member] | Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value (in Dollars per share)					0.0001	$ 0.0001
Rosecliff Acquisition Corp I [Member] | Class B Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Biomedical Advanced Research and Development Authority [Member]
Description of Organization and Business Operations (Details) [Line Items]
Accumulated deficit			$ (29,200,000)	$ (29,200,000)	$ (11,900,000)
BARDA contracts [Member]
Description of Organization and Business Operations (Details) [Line Items]
Multi-year contract			$ 55,000,000	$ 55,000,000
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock shares issued (in Shares)				5,445,000
Letter Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock shares issued (in Shares)				880,000
Legacy Spectral Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock shares issued (in Shares)				7,679,198
Issuance of private palcement				$ 3,400,000
Common stock excess shares outstanding (in Shares)			145,380,871	145,380,871
Common stock excess shares issued (in Shares)			145,380,871	145,380,871
Common stock exange ratio shares (in Shares)				14,094,450
Common stock exchange ratio price (in Dollars per share)				$ 10.31
Legacy Spectral Common Stock [Member] | Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value (in Dollars per share)			$ 0.001	$ 0.001
Business Combinations [Member] | Rosecliff Acquisition Corp I [Member]
Description of Organization and Business Operations (Details) [Line Items]
Fair market value percentage					80.00%
Acquires percentage					50.00%
Rosecliff [Member]
Description of Organization and Business Operations (Details) [Line Items]
Received amount		$ 4,000,000
Rosecliff [Member] | BARDA contracts [Member]
Description of Organization and Business Operations (Details) [Line Items]
Received amount				$ 99,000,000